CONCENTRATIONS (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue [Member] | Customer A [Member]
Concentration Risk, Percentage	88.00%	0.00%
Revenue [Member] | Customer C [Member]
Concentration Risk, Percentage	0.00%	48.00%
Revenue [Member] | Customer B [Member]
Concentration Risk, Percentage	0.00%	0.00%
Revenue [Member] | Customer D [Member]
Concentration Risk, Percentage	0.00%	38.00%
Revenue [Member] | Customer E [Member]
Concentration Risk, Percentage	0.00%	12.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk, Percentage	0.00%	0.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk, Percentage	0.00%	0.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk, Percentage	87.00%	0.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk, Percentage	10.00%	0.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk, Percentage	0.00%	0.00%